Significant Accounting Policies - Summary of Reconciliation Between IFRS and IFRS-EU (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in accounting estimates [line items]
Equity	€ 14,190	€ 26,372	€ 24,661	€ 24,433
Shareholders' equity, adjustment of EU 'IAS 39' carve-out	(850)	632	1,054
Shareholders' equity, tax effect of the adjustment	219	(163)	(257)
Shareholders' equity, effect of the adjustment after tax	(631)	469	798
Net income, adjustment of EU 'IAS 39' carve-out	(1,482)	(422)	280
Net income, tax effect of the adjustment	382	93	(90)
Net income, effect of the adjustment after tax	(1,100)	(328)	190
In accordance with IFRS [member]
Disclosure of changes in accounting estimates [line items]
Equity	12,071	23,813	22,018
Net income	(1,404)	2,029	(135)
In accordance with EU-IFRS [member]
Disclosure of changes in accounting estimates [line items]
Equity	11,440	24,282	22,815
Net income	€ (2,504)	€ 1,701	€ 55